DEFERRED CHARGES (Details) - Schedule of deferred charges - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Gross Carrying Amount [Member]
Change in Accounting Estimate [Line Items]
Leasing brokerage commissions	$ 6,670,927	$ 6,463,376
Deferred Selling and Other Costs	127,548	35,000
Professional fees for leasing	63,451	81,826
Total	6,861,926	6,580,202
Accumulated Amortization [Member]
Change in Accounting Estimate [Line Items]
Leasing brokerage commissions	3,039,757	3,000,205
Deferred Selling and Other Costs	35,000
Professional fees for leasing	46,975	62,180
Total	$ 3,121,732	$ 3,062,385